Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended	116 Months Ended	120 Months Ended	162 Months Ended	172 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000167848
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	8.64%	8.20%		12.98%
C000167849
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	13.37%	8.67%		12.96%
C000188122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000167850
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000105118
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	1.24%	4.33%			4.05%		4.55%
C000105119
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.15%	4.28%			3.79%		4.37%
C000188118
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000105120
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000115831
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	3.98%	11.63%			12.15%	13.47%
C000115832
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.52%	12.11%			12.13%	13.46%
C000188120
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000115833
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Without Sales Load [Member] | C000167848
Average Annual Return [Line Items]
Average Annual Return, Percent	15.26%	9.50%		13.67%
Without Sales Load [Member] | C000167849
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%	8.67%		12.96%
Without Sales Load [Member] | C000188122
Average Annual Return [Line Items]
Average Annual Return, Percent	15.61%	9.82%	13.85%
Without Sales Load [Member] | C000167850
Average Annual Return [Line Items]
Average Annual Return, Percent	15.50%	9.76%		13.96%
Without Sales Load [Member] | C000105118
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	5.07%			4.42%		4.81%
Without Sales Load [Member] | C000105119
Average Annual Return [Line Items]
Average Annual Return, Percent	4.13%	4.28%			3.79%		4.37%
Without Sales Load [Member] | C000188118
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%	5.39%	4.17%
Without Sales Load [Member] | C000105120
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%	5.34%			4.68%		5.08%
Without Sales Load [Member] | C000115831
Average Annual Return [Line Items]
Average Annual Return, Percent	10.32%	12.96%			12.81%	13.97%
Without Sales Load [Member] | C000115832
Average Annual Return [Line Items]
Average Annual Return, Percent	9.52%	12.11%			12.13%	13.46%
Without Sales Load [Member] | C000188120
Average Annual Return [Line Items]
Average Annual Return, Percent	10.67%	13.29%	13.59%
Without Sales Load [Member] | C000115833
Average Annual Return [Line Items]
Average Annual Return, Percent	10.58%	13.23%			13.09%	14.25%
Natixis Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	18.21%	11.97%		11.97%
Natixis Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	18.21%	11.97%		11.97%
Natixis Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	18.21%	11.97%	11.62%
Natixis Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	18.21%	11.97%		11.97%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)			1.99%		0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)			1.99%		0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.94%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)			1.99%		0.00%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.28%			14.63%	0.00%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.28%			14.63%	0.00%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.28%	14.93%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.28%			14.63%	0.00%
Natixis Index: Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	5.83%	6.57%			5.65%		0.00%
Natixis Index: Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	5.83%	6.57%			5.65%		0.00%
Natixis Index: Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	5.83%	6.57%	5.35%
Natixis Index: Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	5.83%	6.57%			5.65%		0.00%